Schedule of Purchase Price Allocation at Fair Value (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 11, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	$ 334,394
Cash			$ 321,250	$ 321,250
Goodwill	36,856				$ 109,983
Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash	321,250
Common stock	50,000
Fair value of consideration transferred	371,250
Vehicles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	153,000
Vehicles [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	153,000
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	66,413
Customer Lists [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	66,413
Loading Rack License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	58,857
Loading Rack License [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	58,857
Other Identifiable Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	56,124
Other Identifiable Intangibles [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	56,124
Goodwill [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	36,856
Including Goodwill [Member] | Full Service Fueling [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total assets acquired	$ 371,250